Possible Impact of Amendments, New Standards and Interpretations Issued But Not Yet Effective for the Year Ended 31 December 2021 - Summary of Number of Amendments, New Standards and Interpretations Which are Not Yet Effective (Detail)
12 Months Ended
Dec. 31, 2021
Annual Improvements to IFRS Standards 2018-2020 [Memebr]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2022
Amendments to IFRS 3, Reference to the Conceptual Framework [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2022
Amendments to IAS 37, Onerous Contracts – Cost of Fulfilling a Contract [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2022
Amendments to IAS 1, Classification of Liabilities as Current or Non-current [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
IFRS 17, Insurance contracts [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Basis for conclusions on IFRS 17 [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Illustrative examples on IFRS 17 [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IFRS 17 [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IFRS 17, Initial Application of IFRS 17 and IFRS 9 - Comparative Information {Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 8, Definition of Accounting Estimates [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction [Member]
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Line Items]
Effective Date From Which Reporting Standard Is Applicable	Jan. 01, 2023